Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2024
C000017876
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Black Oak Emerging Technology Fund
C000017877
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Live Oak Health Sciences Fund
C000017874
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Pin Oak Equity Fund
C000017875
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Red Oak Technology Select Fund
C000017879
Average Annual Return [Line Items]
Line Graph and Table Measure Name		River Oak Discovery Fund
C000017878
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Rock Oak Core Growth Fund
C000017873
Average Annual Return [Line Items]
Line Graph and Table Measure Name		White Oak Select Growth Fund
Without Sales Load [Member] | C000017876
Average Annual Return [Line Items]
Average Annual Return, Percent	34.48%		14.64%	12.14%
Without Sales Load [Member] | C000017877
Average Annual Return [Line Items]
Average Annual Return, Percent	15.12%		8.11%	6.99%
Without Sales Load [Member] | C000017874
Average Annual Return [Line Items]
Average Annual Return, Percent	31.08%		9.27%	9.82%
Without Sales Load [Member] | C000017875
Average Annual Return [Line Items]
Average Annual Return, Percent	39.73%		15.46%	16.36%
Without Sales Load [Member] | C000017879
Average Annual Return [Line Items]
Average Annual Return, Percent	21.69%		11.35%	8.23%
Without Sales Load [Member] | C000017878
Average Annual Return [Line Items]
Average Annual Return, Percent	33.73%		8.43%	7.71%
Without Sales Load [Member] | C000017873
Average Annual Return [Line Items]
Average Annual Return, Percent	34.22%		12.31%	11.80%
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.54%		14.90%	12.71%
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.54%		14.90%	12.71%
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.54%		14.90%	12.71%
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.54%		14.90%	12.71%
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.54%		14.90%	12.71%
S&P Composite 1500 TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Composite 1500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.54%		14.90%	12.71%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	38.02%		15.27%	13.00%
S&P 500 Equal Weighted Information Technology TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Equal Weighted Information Technology Index
Average Annual Return, Percent	38.01%		16.24%	17.00%
S&P 500 Health Care Sector TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Health Care Sector Index
Average Annual Return, Percent	19.91%		11.19%	10.04%
Morningstar US Market TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market TR USD
Average Annual Return, Percent	38.09%		14.70%	12.56%
S&P 500 Equal Weighted Information Technology TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Equal Weighted Information Technology Index
Average Annual Return, Percent	38.01%		16.24%	17.00%
Morningstar US Small Cap TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Small Cap TR USD
Average Annual Return, Percent	33.13%		9.17%	8.10%
S&P SmallCap 600 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	30.00%		9.20%	9.01%
Morningstar US Mid Cap TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Mid Cap TR USD
Average Annual Return, Percent	34.69%		11.45%	10.43%
S&P MidCap 400 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	32.99%		11.37%	9.86%